Derivative Instruments and Hedging Activities - Schedule of Derivative Assets, Liabilities and the Effects of Offsetting (Details) - USD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017
Derivative assets:
Total derivative assets – gross	$ 232.5	$ 116.3
Gross amounts offset in the balance sheet	(34.3)	(35.7)
Cash collateral received	(12.2)	(8.3)
Total derivative assets – net	186.0	72.3
Derivative liabilities:
Total derivative liabilities – gross	(58.8)	(82.5)
Gross amounts offset in the balance sheet	34.3	35.7
Total derivative liabilities – net	(24.5)	(46.8)
Commodity contract - subject to PGC and DS mechanisms
Derivative assets:
Total derivative assets – gross	3.0	1.7
Derivative liabilities:
Total derivative liabilities – gross	(0.1)	(1.5)
Derivatives designated as hedging instruments
Derivative assets:
Total derivative assets – gross	2.4	3.2
Derivative liabilities:
Total derivative liabilities – gross	(1.4)	(10.7)
Derivatives designated as hedging instruments | Foreign currency contracts
Derivative assets:
Total derivative assets – gross	1.5	3.2
Derivative liabilities:
Total derivative liabilities – gross	(0.4)	(5.5)
Derivatives designated as hedging instruments | Cross-currency swaps
Derivative assets:
Total derivative assets – gross	0.9	0.0
Derivative liabilities:
Total derivative liabilities – gross	0.0	(2.9)
Derivatives designated as hedging instruments | Interest rate contracts
Derivative liabilities:
Total derivative liabilities – gross	(1.0)	(2.3)
Derivatives not designated as hedging instruments
Derivative assets:
Total derivative assets – gross	227.1	111.4
Derivative liabilities:
Total derivative liabilities – gross	(57.3)	(70.3)
Derivatives not designated as hedging instruments | Foreign currency contracts
Derivative assets:
Total derivative assets – gross	19.1	9.0
Derivative liabilities:
Total derivative liabilities – gross	(14.0)	(32.7)
Derivatives not designated as hedging instruments | Commodity contracts
Derivative assets:
Total derivative assets – gross	208.0	102.4
Derivative liabilities:
Total derivative liabilities – gross	$ (43.3)	$ (37.6)